Consolidated Interim Condensed Statement of Changes in Equity	Issued capital AUD ($)	Share based payments reserve AUD ($)	Foreign currency translation reserve AUD ($)	Remeasurement reserve AUD ($)	Accumulated losses AUD ($)	AUD ($)	USD ($)
Balance at Dec. 31, 2021	$ 26,504,136	$ 1,214,809	$ 237,437	$ (508,949)	$ (24,118,314)	$ 3,329,119
Loss after income tax expense for the half-year					(1,926,331)	(1,926,331)
Other comprehensive income for the half-year, net of tax			(47,425)	30,609		(16,816)
Total comprehensive income for the half-year			(47,425)	30,609	(1,926,331)	(1,943,147)
Share-based payments		177,060				177,060
Balance at Jun. 30, 2022	26,504,136	1,391,869	190,012	(478,340)	(26,044,645)	1,563,032
Balance at Dec. 31, 2022	41,636,762	1,117,125	(697,705)	(142,432)	(24,052,843)	17,860,907	$ 11,836,257
Loss after income tax expense for the half-year					(2,145,538)	(2,145,538)	(1,421,829)
Other comprehensive income for the half-year, net of tax			(976,333)	3,421		(972,912)	(644,740)
Total comprehensive income for the half-year			(976,333)	3,421	(2,145,538)	(3,118,450)	(2,066,569)
Share-based payments		170,571				170,571	113,035
Forfeiture of options		(10,607)				(10,607)	(7,029)
Expiry of options	45,735	(45,735)
Cancellation of shares	(30,702)					(30,702)	(20,346)
Balance at Jun. 30, 2023	$ 41,651,795	$ 1,231,354	$ (1,674,038)	$ (139,011)	$ (26,198,381)	$ 14,871,719	$ 9,855,348